UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2009

Check here if Amendment |_|; Amendment Number:

This Amendment (Check only one.): |_| is a restatement.
                                  |_| adds new holdings entries.
Institutional Investment Manager Filing this Report:

                        Name:                  W.P. Stewart & Co., Ltd.
                        Address:               Trinity Hall
                                               43 Cedar Avenue, P.O. Box HM 2905
                                               Hamilton, Bermuda HM LX
                        Form 13F File Number:  28-1432

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Seth L. Pearlstein
Title:   General Counsel
Phone:   212-750-8585

Signature,                     Place,                and Date of Signing:

/s/ Seth L. Pearlstein         New York, NY          11 August 2009
----------------------         ------------          -----------------

Report Type (Check only one.):

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

|_| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


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

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                             0
                                           ---------------------
Form 13F Information Table Entry Total:                       25
                                           ---------------------
Form 13F Information Table Value Total:               $1,263,371
                                           ---------------------
                                                (thousands)
List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None.


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

                                 TITLE OF                 VALUE     SHARES/  SH/ PUT/  INVSTMT   OTHER           VOTING AUTHORITY
    NAME OF ISSUER                CLASS        CUSIP     (x$1000)   PRN AMT  PRN CALL  DSCRETN  MANAGERS      SOLE    SHARED   NONE
-----------------------          --------     --------   --------   -------  --- ----  -------  --------     ------  --------  -----
Amphenol Corp Cl A               COM          032095101    4567      144355   SH        Sole                 144355
Automatic Data Processing Inc    COM          053015103   82250     2320821   SH        Sole                2320821
Becton Dickinson & Co            COM          075887109   99001     1388312   SH        Sole                1388312
Chipotle Mexican Grill Inc Cl    COM          169656204   40359      578287   SH        Sole                 578287
Fastenal Co                      COM          311900104   33653     1014547   SH        Sole                1014547
Google Inc Cl A                  COM          38259p508   39516       93730   SH        Sole                  93730
Johnson & Johnson                COM          478160104    1282       22570   SH        Sole                  22570
Kellogg Co                       COM          487836108    8919      191518   SH        Sole                 191518
Mastercard Inc Cl A              COM          57636q104   96380      576054   SH        Sole                 576054
McAfee Inc                       COM          579064106   46847     1110370   SH        Sole                1110370
MSCI Inc Cl A                    COM          55354g100   60849     2489750   SH        Sole                2489750
Northern Trust Corp              COM          665859104     230        4290   SH        Sole                   4290
Paychex Inc                      COM          704326107   42022     1667525   SH        Sole                1667525
PepsiCo Inc                      COM          713448108   78646     1430972   SH        Sole                1430972
Polo Ralph Lauren Corp Cl A      COM          731572103   62873     1174309   SH        Sole                1174309
Praxair Inc                      COM          74005p104   60429      850268   SH        Sole                 850268
Procter & Gamble Co              COM          742718109   75036     1468412   SH        Sole                1468412
Qualcomm Inc                     COM          747525103   76836     1699916   SH        Sole                1699916
Schwab Charles Corp              COM          808513105   80199     4572369   SH        Sole                4572369
Staples Inc                      COM          855030102   60695     3007686   SH        Sole                3007686
Stericycle Inc                   COM          858912108   41545      806233   SH        Sole                 806233
Target Corp                      COM          87612e106   61340     1554082   SH        Sole                1554082
United Technologies Corp         COM          913017109   73367     1411997   SH        Sole                1411997
Visa Inc Cl A                    COM          92826c839   36317      583310   SH        Sole                 583310
Weyerhaeuser Co                  COM          962166104     213        7000   SH        Sole                   7000

                                                        1263371                No. of Other Managers    0